Consolidating Financial Information of Guarantors and Issuers	12 Months Ended
Dec. 31, 2017
Condensed Consolidated Financial Information [Abstract]
Consolidating Financial Information of Guarantors and Issuers
Consolidating Financial Information of Guarantors and Issuers of June 2014 Notes:

Cedar Fair, L.P., Canada's Wonderland Company ("Cedar Canada"), and Magnum Management Corporation ("Magnum") are the co-issuers of the Partnership's June 2014 Notes (see Note 5 to the Consolidated Financial Statements). The notes have been fully and unconditionally guaranteed, on a joint and several basis, by each 100% owned subsidiary of Cedar Fair (other than Cedar Canada and Magnum) that guarantees the Partnership's senior secured credit facilities. There are no non-guarantor subsidiaries.

The following consolidating schedules present condensed financial information for Cedar Fair, L.P., Cedar Canada, and Magnum, the co-issuers, and each 100% owned subsidiary of Cedar Fair (other than Cedar Canada and Magnum), the guarantors (on a combined basis), as of December 31, 2017 and December 31, 2016 and for the years ended December 31, 2017, December 31, 2016, and December 31, 2015. In lieu of providing separate audited financial statements for the guarantor subsidiaries, the accompanying condensed consolidating financial statements have been included.
CEDAR FAIR, L.P.
CONDENSED CONSOLIDATING BALANCE SHEET
DECEMBER 31, 2017
(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current Assets:
Cash and cash equivalents	$—	$—	$85,758	$81,582	$(1,095)	$166,245
Receivables	—	1,184	15,574	857,205	(836,241)	37,722
Inventories	—	—	1,891	27,828	—	29,719
Other current assets	164	28,297	3,454	10,983	(29,601)	13,297
	164	29,481	106,677	977,598	(866,937)	246,983
Property and Equipment, net	—	835	181,673	1,403,264	—	1,585,772
Investment in Park	588,684	1,045,640	238,132	234,238	(2,106,694)	—
Goodwill	674	—	63,551	119,605	—	183,830
Other Intangibles, net	—	—	14,177	23,887	—	38,064
Deferred Tax Asset	—	20,956	—	—	(20,956)	—
Other Assets	—	—	40	9,470	—	9,510
	$589,522	$1,096,912	$604,250	$2,768,062	$(2,994,587)	$2,064,159
LIABILITIES AND PARTNERS’ EQUITY
Current Liabilities:
Accounts payable	$497,558	$344,410	$1,379	$18,610	$(837,336)	$24,621
Deferred revenue	—	—	6,237	79,894	—	86,131
Accrued interest	27	18	2,055	6,024	—	8,124
Accrued taxes	352	—	—	73,224	(29,601)	43,975
Accrued salaries, wages and benefits	—	17,498	1,242	—	—	18,740
Self-insurance reserves	—	10,947	1,618	12,542	—	25,107
Other accrued liabilities	3,406	5,094	157	10,139	—	18,796
	501,343	377,967	12,688	200,433	(866,937)	225,494
Deferred Tax Liability	—	—	13,809	81,945	(20,956)	74,798
Derivative Liability	5,233	3,489	—	—	—	8,722
Other Liabilities	—	873	—	10,811	—	11,684
Long-Term Debt:
Term debt	—	127,437	—	596,351	—	723,788
Notes	—	—	445,156	491,571	—	936,727
	—	127,437	445,156	1,087,922	—	1,660,515

Equity	82,946	587,146	132,597	1,386,951	(2,106,694)	82,946
	$589,522	$1,096,912	$604,250	$2,768,062	$(2,994,587)	$2,064,159

CEDAR FAIR, L.P.
CONDENSED CONSOLIDATING BALANCE SHEET
DECEMBER 31, 2016
(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current Assets:
Cash and cash equivalents	$—	$—	$65,563	$58,178	$(1,025)	$122,716
Receivables	—	1,409	28,019	576,975	(570,989)	35,414
Inventories	—	—	1,371	24,905	—	26,276
Other current assets	173	796	2,229	9,833	(1,761)	11,270
	173	2,205	97,182	669,891	(573,775)	195,676
Property and Equipment, net	—	844	175,358	1,363,018	—	1,539,220
Investment in Park	798,076	937,626	200,075	324,282	(2,260,059)	—
Goodwill	674	—	59,381	119,605	—	179,660
Other Intangibles, net	—	—	13,255	24,582	—	37,837
Deferred Tax Asset	—	33,303	—	—	(33,303)	—
Other Assets	—	2,000	108	18,680	—	20,788
	$798,923	$975,978	$545,359	$2,520,058	$(2,867,137)	$1,973,181
LIABILITIES AND PARTNERS’ EQUITY
Current Liabilities:
Current maturities of long-term debt	$—	$572	$64	$2,139	$—	$2,775
Accounts payable	428,396	145,258	740	18,471	(572,014)	20,851
Deferred revenue	—	—	5,601	77,164	—	82,765
Accrued interest	4,613	3,207	2,057	109	—	9,986
Accrued taxes	405	18,653	—	41,661	(1,761)	58,958
Accrued salaries, wages and benefits	—	29,227	1,131	—	—	30,358
Self-insurance reserves	—	12,490	1,321	13,252	—	27,063
Other accrued liabilities	2,282	3,018	193	4,434	—	9,927
	435,696	212,425	11,107	157,230	(573,775)	242,683
Deferred Tax Liability	—	—	12,838	125,350	(33,303)	104,885
Derivative Liability	10,633	7,088	—	—	—	17,721
Other Liabilities	—	1,236	—	11,926	—	13,162
Long-Term Debt:
Term debt	—	123,672	13,598	456,958	—	594,228
Notes	292,075	203,140	444,768	—	—	939,983
	292,075	326,812	458,366	456,958	—	1,534,211

Equity	60,519	428,417	63,048	1,768,594	(2,260,059)	60,519
	$798,923	$975,978	$545,359	$2,520,058	$(2,867,137)	$1,973,181

CEDAR FAIR, L.P.
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
For the Year Ended December 31, 2017
(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Guarantor Subsidiaries	Eliminations	Total

Net revenues	$104,080	$317,496	$127,929	$1,239,067	$(466,605)	$1,321,967
Costs and expenses:
Cost of food, merchandise and games revenues	—	—	11,483	99,328	—	110,811
Operating expenses	—	313,654	44,990	666,063	(466,605)	558,102
Selling, general and administrative	3,007	67,872	10,497	112,394	—	193,770
Depreciation and amortization	—	33	15,654	137,535	—	153,222
Loss on impairment / retirement of fixed assets, net	—	—	656	12,072	—	12,728
Gain on sale of investment	—	(1,877)	—	—	—	(1,877)
	3,007	379,682	83,280	1,027,392	(466,605)	1,026,756
Operating income (loss)	101,073	(62,186)	44,649	211,675	—	295,211
Interest expense, net	23,739	18,837	24,839	17,333	—	84,748
Net effect of swaps	(150)	105	—	—	—	(45)
Loss on early debt extinguishment	11,773	8,188	205	2,955	—	23,121
Gain on foreign currency	—	(25)	(29,061)	—	—	(29,086)
Other (income) expense	250	(73,581)	3,460	69,756	—	(115)
Income from investment in affiliates	(160,925)	(176,698)	(38,057)	(84,398)	460,078	—
Income before taxes	226,386	160,988	83,263	206,029	(460,078)	216,588
Provision (benefit) for taxes	10,910	60	(1,134)	(8,724)	—	1,112
Net income	$215,476	$160,928	$84,397	$214,753	$(460,078)	$215,476
Other comprehensive income (loss), (net of tax):
Cumulative foreign currency translation adjustment	(14,849)	—	(14,849)	—	14,849	(14,849)
Unrealized gain on cash flow hedging derivatives	7,975	2,422	—	—	(2,422)	7,975
Other comprehensive income (loss), (net of tax)	(6,874)	2,422	(14,849)	—	12,427	(6,874)
Total comprehensive income	$208,602	$163,350	$69,548	$214,753	$(447,651)	$208,602

CEDAR FAIR, L.P.
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
For the Year Ended December 31, 2016
(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Guarantor Subsidiaries	Eliminations	Total

Net revenues	$144,042	$320,945	$117,962	$1,234,075	$(528,303)	$1,288,721
Costs and expenses:
Cost of food, merchandise and games revenues	—	—	9,868	96,740	—	106,608
Operating expenses	—	303,974	42,820	720,390	(528,303)	538,881
Selling, general and administrative	3,029	68,422	10,151	100,228	—	181,830
Depreciation and amortization	—	35	14,816	117,025	—	131,876
Loss on impairment / retirement of fixed assets, net	—	—	159	12,428	—	12,587
	3,029	372,431	77,814	1,046,811	(528,303)	971,782
Operating income (loss)	141,013	(51,486)	40,148	187,264	—	316,939
Interest expense, net	32,643	24,114	25,403	1,526	—	83,686
Net effect of swaps	(473)	(724)	—	—	—	(1,197)
(Gain) loss on foreign currency	—	—	(14,660)	4	—	(14,656)
Other (income) expense	250	(83,657)	3,925	79,482	—	—
Income from investment in affiliates	(80,295)	(73,132)	(20,545)	(27,628)	201,600	—
Income before taxes	188,888	81,913	46,025	133,880	(201,600)	249,106
Provision for taxes	11,200	1,621	18,396	40,201	—	71,418
Net income	$177,688	$80,292	$27,629	$93,679	$(201,600)	$177,688
Other comprehensive income (loss), (net of tax):
Cumulative foreign currency translation adjustment	(3,700)	—	(3,700)	—	3,700	(3,700)
Unrealized gain on cash flow hedging derivatives	3,350	1,060	—	—	(1,060)	3,350
Other comprehensive income (loss), (net of tax)	(350)	1,060	(3,700)	—	2,640	(350)
Total comprehensive income	$177,338	$81,352	$23,929	$93,679	$(198,960)	$177,338

CEDAR FAIR, L.P.
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
For the Year Ended December 31, 2015
(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Guarantor Subsidiaries	Eliminations	Total

Net revenues	$145,571	$240,817	$112,217	$1,118,384	$(381,211)	$1,235,778
Costs and expenses:
Cost of food, merchandise and games revenues	—	372	8,878	95,577	—	104,827
Operating expenses	1,063	179,139	42,814	675,821	(381,211)	517,626
Selling, general and administrative	3,081	55,551	10,358	102,500	—	171,490
Depreciation and amortization	—	37	14,326	111,268	—	125,631
Loss on impairment / retirement of fixed assets, net	—	—	417	20,456	—	20,873
	4,144	235,099	76,793	1,005,622	(381,211)	940,447
Operating income	141,427	5,718	35,424	112,762	—	295,331
Interest expense, net	34,204	28,210	25,381	(1,010)	—	86,785
Net effect of swaps	(3,820)	(3,064)	—	—	—	(6,884)
Loss on foreign currency	—	—	81,016	—	—	81,016
Other (income) expense	750	(18,649)	3,883	14,016	—	—
(Income) loss from investment in affiliates	(13,523)	(15,141)	(20,100)	27,480	21,284	—
Income (loss) before taxes	123,816	14,362	(54,756)	72,276	(21,284)	134,414
Provision (benefit) for taxes	11,594	840	(27,274)	37,032	—	22,192
Net income (loss)	$112,222	$13,522	$(27,482)	$35,244	$(21,284)	$112,222
Other comprehensive income (loss), (net of tax):
Cumulative foreign currency translation adjustment	16,655	—	16,655	—	(16,655)	16,655
Unrealized loss on cash flow hedging derivatives	(2,734)	(1,021)	—	—	1,021	(2,734)
Other comprehensive income (loss), (net of tax)	13,921	(1,021)	16,655	—	(15,634)	13,921
Total comprehensive income (loss)	$126,143	$12,501	$(10,827)	$35,244	$(36,918)	$126,143
CEDAR FAIR, L.P.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2017
(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Guarantor Subsidiaries	Eliminations	Total

NET CASH FROM (FOR) OPERATING ACTIVITIES	$93,378	$(10,710)	$40,569	$209,780	$(1,838)	$331,179
CASH FLOWS FROM (FOR) INVESTING ACTIVITIES
Intercompany receivables (payments) receipts	—	—	—	(278,051)	278,051	—
Proceeds from returns on investments	338,000	15,500	—	146,500	(500,000)	—
Purchase of identifiable intangible assets	—	—	—	(66)	—	(66)
Proceeds from sale of preferred equity investment	—	3,281	—	—	—	3,281
Capital expenditures	—	(25)	(10,160)	(177,899)	—	(188,084)
Net cash from (for) investing activities	338,000	18,756	(10,160)	(309,516)	(221,949)	(184,869)
CASH FLOWS FROM (FOR) FINANCING ACTIVITIES
Intercompany payables (payments) receipts	69,160	208,891	—	—	(278,051)	—
Payments for returns of capital	—	—	—	(500,000)	500,000	—
Term debt borrowings	—	131,000	—	619,000	—	750,000
Note borrowings	—	—	—	500,000	—	500,000
Term debt payments	—	(126,619)	(13,854)	(477,377)	—	(617,850)
Note payments, including amounts paid for early termination	(304,014)	(211,444)	—	—	—	(515,458)
Distributions paid to partners	(196,524)	—	—	—	1,768	(194,756)
Payment of debt issuance costs	—	(1,326)	—	(18,483)	—	(19,809)
Exercise of limited partnership unit options	—	65	—	—	—	65
Tax effect of units involved in treasury unit transactions	—	(4,440)	—	—	—	(4,440)
Payments related to tax withholding for equity compensation	—	(4,173)	—	—	—	(4,173)
Net cash from (for) financing activities	(431,378)	(8,046)	(13,854)	123,140	223,717	(106,421)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	—	—	3,640	—	—	3,640
CASH AND CASH EQUIVALENTS
Net increase for the year	—	—	20,195	23,404	(70)	43,529
Balance, beginning of year	—	—	65,563	58,178	(1,025)	122,716
Balance, end of year	$—	$—	$85,758	$81,582	$(1,095)	$166,245
CEDAR FAIR, L.P.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2016
(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Guarantor Subsidiaries	Eliminations	Total

NET CASH FROM (FOR) OPERATING ACTIVITIES	$118,833	$(28,315)	$33,918	$237,262	$(3,351)	$358,347
CASH FLOWS FOR INVESTING ACTIVITIES
Intercompany receivables (payments) receipts	—	—	—	(24,562)	24,562	—
Purchase of identifiable intangible assets	—	—	(29)	(548)	—	(577)
Capital expenditures	—	—	(7,863)	(152,793)	—	(160,656)
Net cash for investing activities	—	—	(7,892)	(177,903)	24,562	(161,233)
CASH FLOWS FROM (FOR) FINANCING ACTIVITIES
Term debt payments	—	(1,237)	(138)	(4,625)	—	(6,000)
Intercompany payables (payments) receipts	(6,332)	30,894	—	—	(24,562)	—
Distributions paid to partners	(189,508)	—	—	—	2,326	(187,182)
Tax effect of units involved in treasury unit transactions	—	(422)	—	—	—	(422)
Payments related to tax withholding for equity compensation	—	(920)	—	—	—	(920)
Net cash from (for) financing activities	(195,840)	28,315	(138)	(4,625)	(22,236)	(194,524)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	—	—	569	—	—	569
CASH AND CASH EQUIVALENTS
Net increase (decrease) for the year	(77,007)	—	26,457	54,734	(1,025)	3,159
Balance, beginning of year	77,007	—	39,106	3,444	—	119,557
Balance, end of year	$—	$—	$65,563	$58,178	$(1,025)	$122,716
CEDAR FAIR, L.P.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2015
(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Guarantor Subsidiaries	Eliminations	Total

NET CASH FROM (FOR) OPERATING ACTIVITIES	$89,637	$(1,120)	$38,579	$221,001	$(2,147)	$345,950
CASH FLOWS FOR INVESTING ACTIVITIES
Intercompany receivables (payments) receipts	—	—	(3,252)	(55,294)	58,546	—
Purchase of preferred equity instrument	—	(2,000)	—	—	—	(2,000)
Capital expenditures	—	—	(7,663)	(168,202)	—	(175,865)
Net cash for investing activities	—	(2,000)	(10,915)	(223,496)	58,546	(177,865)
CASH FLOWS FROM (FOR) FINANCING ACTIVITIES
Intercompany payables (payments) receipts	82,131	8,060	(31,645)	—	(58,546)	—
Distributions paid to partners	(174,761)	—	—	—	2,147	(172,614)
Tax effect of units involved in treasury unit transactions	—	(1,589)	—	—	—	(1,589)
Payments related to tax withholding for equity compensation	—	(3,733)	—	—	—	(3,733)
Net cash from (for) financing activities	(92,630)	2,738	(31,645)	—	(56,399)	(177,936)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	—	—	(2,432)	—	—	(2,432)
CASH AND CASH EQUIVALENTS
Net decrease for the year	(2,993)	(382)	(6,413)	(2,495)	—	(12,283)
Balance, beginning of year	80,000	382	45,519	5,939	—	131,840
Balance, end of year	$77,007	$—	$39,106	$3,444	$—	$119,557

Consolidating Financial Information of Guarantors and Issuers of April 2017 Notes:

Cedar Fair, L.P., Canada's Wonderland Company ("Cedar Canada"), Magnum Management Corporation ("Magnum"), and Millennium Operations LLC ("Millennium") are the co-issuers of the Partnership's April 2017 Notes (see Note 5 to the Consolidated Financial Statements). The notes have been fully and unconditionally guaranteed, on a joint and several basis, by each 100% owned subsidiary of Cedar Fair (other than Cedar Canada, Magnum and Millennium) that guarantees the Partnership's senior secured credit facilities. There are no non-guarantor subsidiaries.

The following consolidating schedules present condensed financial information for Cedar Fair, L.P., Cedar Canada, Magnum, and Millennium, the co-issuers, and each 100% owned subsidiary of Cedar Fair (other than Cedar Canada, Magnum and Millennium), the guarantors (on a combined basis), as of December 31, 2017 and December 31, 2016 and for the years ended December 31, 2017, December 31, 2016, and December 31, 2015. In lieu of providing separate audited financial statements for the guarantor subsidiaries, the accompanying condensed consolidating financial statements have been included.
CEDAR FAIR, L.P.
CONDENSED CONSOLIDATING BALANCE SHEET
DECEMBER 31, 2017
(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Co-Issuer Subsidiary (Millennium)	Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current Assets:
Cash and cash equivalents	$—	$—	$85,758	$80,430	$1,152	$(1,095)	$166,245
Receivables	—	1,184	15,574	26,130	831,075	(836,241)	37,722
Inventories	—	—	1,891	22,528	5,300	—	29,719
Other current assets	164	28,297	3,454	9,341	1,642	(29,601)	13,297
	164	29,481	106,677	138,429	839,169	(866,937)	246,983
Property and Equipment, net	—	835	181,673	—	1,403,264	—	1,585,772
Investment in Park	588,684	1,045,640	238,132	1,392,761	234,237	(3,499,454)	—
Goodwill	674	—	63,551	8,387	111,218	—	183,830
Other Intangibles, net	—	—	14,177	—	23,887	—	38,064
Deferred Tax Asset	—	20,956	—	—	—	(20,956)	—
Other Assets	—	—	40	402	9,068	—	9,510
	$589,522	$1,096,912	$604,250	$1,539,979	$2,620,843	$(4,387,347)	$2,064,159
LIABILITIES AND PARTNERS’ EQUITY
Current Liabilities:
Accounts payable	$497,558	$344,410	$1,379	$13,572	$5,038	$(837,336)	$24,621
Deferred revenue	—	—	6,237	59,307	20,587	—	86,131
Accrued interest	27	18	2,055	6,024	—	—	8,124
Accrued taxes	352	—	—	6,176	67,048	(29,601)	43,975
Accrued salaries, wages and benefits	—	17,498	1,242	—	—	—	18,740
Self-insurance reserves	—	10,947	1,618	10,156	2,386	—	25,107
Other accrued liabilities	3,406	5,094	157	5,649	4,490	—	18,796
	501,343	377,967	12,688	100,884	99,549	(866,937)	225,494
Deferred Tax Liability	—	—	13,809	—	81,945	(20,956)	74,798
Derivative Liability	5,233	3,489	—	—	—	—	8,722
Other Liabilities	—	873	—	120	10,691	—	11,684
Long-Term Debt:
Term debt	—	127,437	—	596,351	—	—	723,788
Notes	—	—	445,156	491,571	—	—	936,727
	—	127,437	445,156	1,087,922	—	—	1,660,515

Equity	82,946	587,146	132,597	351,053	2,428,658	(3,499,454)	82,946
	$589,522	$1,096,912	$604,250	$1,539,979	$2,620,843	$(4,387,347)	$2,064,159

CEDAR FAIR, L.P.
CONDENSED CONSOLIDATING BALANCE SHEET
DECEMBER 31, 2016
(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Co-Issuer Subsidiary (Millennium)	Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current Assets:
Cash and cash equivalents	$—	$—	$65,563	$57,825	$353	$(1,025)	$122,716
Receivables	—	1,409	28,019	25,218	551,757	(570,989)	35,414
Inventories	—	—	1,371	20,891	4,014	—	26,276
Other current assets	173	796	2,229	8,369	1,464	(1,761)	11,270
	173	2,205	97,182	112,303	557,588	(573,775)	195,676
Property and Equipment, net	—	844	175,358	—	1,363,018	—	1,539,220
Investment in Park	798,076	937,626	200,075	1,145,326	324,282	(3,405,385)	—
Goodwill	674	—	59,381	8,387	111,218	—	179,660
Other Intangibles, net	—	—	13,255	—	24,582	—	37,837
Deferred Tax Asset	—	33,303	—	—	—	(33,303)	—
Other Assets	—	2,000	108	1,240	17,440	—	20,788
	$798,923	$975,978	$545,359	$1,267,256	$2,398,128	$(4,012,463)	$1,973,181
LIABILITIES AND PARTNERS’ EQUITY
Current Liabilities:
Current maturities of long-term debt	$—	$572	$64	$2,139	$—	$—	$2,775
Accounts payable	428,396	145,258	740	15,845	2,626	(572,014)	20,851
Deferred revenue	—	—	5,601	55,497	21,667	—	82,765
Accrued interest	4,613	3,207	2,057	109	—	—	9,986
Accrued taxes	405	18,653	—	5,950	35,711	(1,761)	58,958
Accrued salaries, wages and benefits	—	29,227	1,131	—	—	—	30,358
Self-insurance reserves	—	12,490	1,321	11,162	2,090	—	27,063
Other accrued liabilities	2,282	3,018	193	2,464	1,970	—	9,927
	435,696	212,425	11,107	93,166	64,064	(573,775)	242,683
Deferred Tax Liability	—	—	12,838	—	125,350	(33,303)	104,885
Derivative Liability	10,633	7,088	—	—	—	—	17,721
Other Liabilities	—	1,236	—	337	11,589	—	13,162
Long-Term Debt:
Term debt	—	123,672	13,598	456,958	—	—	594,228
Notes	292,075	203,140	444,768	—	—	—	939,983
	292,075	326,812	458,366	456,958	—	—	1,534,211

Equity	60,519	428,417	63,048	716,795	2,197,125	(3,405,385)	60,519
	$798,923	$975,978	$545,359	$1,267,256	$2,398,128	$(4,012,463)	$1,973,181
CEDAR FAIR, L.P.
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
For the Year Ended December 31, 2017
(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Co-Issuer Subsidiary (Millennium)	Guarantor Subsidiaries	Eliminations	Total

Net revenues	$104,080	$317,496	$127,929	$960,108	$395,745	$(583,391)	$1,321,967
Costs and expenses:
Cost of food, merchandise and games revenues	—	—	11,483	80,942	18,386	—	110,811
Operating expenses	—	313,654	44,990	738,719	44,130	(583,391)	558,102
Selling, general and administrative	3,007	67,872	10,497	92,527	19,867	—	193,770
Depreciation and amortization	—	33	15,654	—	137,535	—	153,222
Loss on impairment / retirement of fixed assets, net	—	—	656	3,102	8,970	—	12,728
Gain on sale of investment	—	(1,877)	—	—	—	—	(1,877)
	3,007	379,682	83,280	915,290	228,888	(583,391)	1,026,756
Operating income (loss)	101,073	(62,186)	44,649	44,818	166,857	—	295,211
Interest expense, net	23,739	18,837	24,839	39,768	(22,435)	—	84,748
Net effect of swaps	(150)	105	—	—	—	—	(45)
Loss on early debt extinguishment	11,773	8,188	205	2,955	—	—	23,121
Gain on foreign currency	—	(25)	(29,061)	—	—	—	(29,086)
Other (income) expense	250	(73,581)	3,460	—	69,756	—	(115)
Income from investment in affiliates	(160,925)	(176,698)	(38,057)	—	(84,398)	460,078	—
Income before taxes	226,386	160,988	83,263	2,095	203,934	(460,078)	216,588
Provision (benefit) for taxes	10,910	60	(1,134)	2,095	(10,819)	—	1,112
Net income	$215,476	$160,928	$84,397	$—	$214,753	$(460,078)	$215,476
Other comprehensive income (loss), (net of tax):
Cumulative foreign currency translation adjustment	(14,849)	—	(14,849)	—	—	14,849	(14,849)
Unrealized gain on cash flow hedging derivatives	7,975	2,422	—	—	—	(2,422)	7,975
Other comprehensive income (loss), (net of tax)	(6,874)	2,422	(14,849)	—	—	12,427	(6,874)
Total comprehensive income	$208,602	$163,350	$69,548	$—	$214,753	$(447,651)	$208,602

CEDAR FAIR, L.P.
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
For the Year Ended December 31, 2016
(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Co-Issuer Subsidiary (Millennium)	Guarantor Subsidiaries	Eliminations	Total

Net revenues	$144,042	$320,945	$117,962	$962,363	$378,556	$(635,147)	$1,288,721
Costs and expenses:
Cost of food, merchandise and games revenues	—	—	9,868	78,984	17,756	—	106,608
Operating expenses	—	303,974	42,820	777,841	49,393	(635,147)	538,881
Selling, general and administrative	3,029	68,422	10,151	85,170	15,058	—	181,830
Depreciation and amortization	—	35	14,816	—	117,025	—	131,876
Loss on impairment / retirement of fixed assets, net	—	—	159	2,686	9,742	—	12,587
	3,029	372,431	77,814	944,681	208,974	(635,147)	971,782
Operating income (loss)	141,013	(51,486)	40,148	17,682	169,582	—	316,939
Interest expense, net	32,643	24,114	25,403	15,695	(14,169)	—	83,686
Net effect of swaps	(473)	(724)	—	—	—	—	(1,197)
(Gain) loss on foreign currency	—	—	(14,660)	4	—	—	(14,656)
Other (income) expense	250	(83,657)	3,925	—	79,482	—	—
Income from investment in affiliates	(80,295)	(73,132)	(20,545)	—	(27,628)	201,600	—
Income before taxes	188,888	81,913	46,025	1,983	131,897	(201,600)	249,106
Provision for taxes	11,200	1,621	18,396	1,983	38,218	—	71,418
Net income	$177,688	$80,292	$27,629	$—	$93,679	$(201,600)	$177,688
Other comprehensive income (loss), (net of tax):
Cumulative foreign currency translation adjustment	(3,700)	—	(3,700)	—	—	3,700	(3,700)
Unrealized gain on cash flow hedging derivatives	3,350	1,060	—	—	—	(1,060)	3,350
Other comprehensive income (loss), (net of tax)	(350)	1,060	(3,700)	—	—	2,640	(350)
Total comprehensive income	$177,338	$81,352	$23,929	$—	$93,679	$(198,960)	$177,338

CEDAR FAIR, L.P.
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
For the Year Ended December 31, 2015
(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Co-Issuer Subsidiary (Millennium)	Guarantor Subsidiaries	Eliminations	Total

Net revenues	$145,571	$240,817	$112,217	$904,376	$418,394	$(585,597)	$1,235,778
Costs and expenses:
Cost of food, merchandise and games revenues	—	372	8,878	77,093	18,484	—	104,827
Operating expenses	1,063	179,139	42,814	733,446	146,761	(585,597)	517,626
Selling, general and administrative	3,081	55,551	10,358	77,795	24,705	—	171,490
Depreciation and amortization	—	37	14,326	—	111,268	—	125,631
Loss on impairment / retirement of fixed assets, net	—	—	417	3,389	17,067	—	20,873
	4,144	235,099	76,793	891,723	318,285	(585,597)	940,447
Operating income	141,427	5,718	35,424	12,653	100,109	—	295,331
Interest expense, net	34,204	28,210	25,381	10,721	(11,731)	—	86,785
Net effect of swaps	(3,820)	(3,064)	—	—	—	—	(6,884)
Loss on foreign currency	—	—	81,016	—	—	—	81,016
Other (income) expense	750	(18,649)	3,883	—	14,016	—	—
(Income) loss from investment in affiliates	(13,523)	(15,141)	(20,100)	—	27,480	21,284	—
Income (loss) before taxes	123,816	14,362	(54,756)	1,932	70,344	(21,284)	134,414
Provision (benefit) for taxes	11,594	840	(27,274)	1,932	35,100	—	22,192
Net income (loss)	$112,222	$13,522	$(27,482)	$—	$35,244	$(21,284)	$112,222
Other comprehensive income (loss), (net of tax):
Cumulative foreign currency translation adjustment	16,655	—	16,655	—	—	(16,655)	16,655
Unrealized loss on cash flow hedging derivatives	(2,734)	(1,021)	—	—	—	1,021	(2,734)
Other comprehensive income (loss), (net of tax)	13,921	(1,021)	16,655	—	—	(15,634)	13,921
Total comprehensive income (loss)	$126,143	$12,501	$(10,827)	$—	$35,244	$(36,918)	$126,143
CEDAR FAIR, L.P.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2017
(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Co-Issuer Subsidiary (Millennium)	Guarantor Subsidiaries	Eliminations	Total

NET CASH FROM (FOR) OPERATING ACTIVITIES	$93,378	$(10,710)	$40,569	$48,979	$160,801	$(1,838)	$331,179
CASH FLOWS FROM (FOR) INVESTING ACTIVITIES
Intercompany receivables (payments) receipts	—	—	—	—	(278,051)	278,051	—
Proceeds from returns on investments	338,000	15,500	—	—	146,500	(500,000)	—
Purchase of identifiable intangible assets	—	—	—	(66)	—	—	(66)
Proceeds from sale of preferred equity investment	—	3,281	—	—	—	—	3,281
Capital expenditures	—	(25)	(10,160)	(149,448)	(28,451)	—	(188,084)
Net cash from (for) investing activities	338,000	18,756	(10,160)	(149,514)	(160,002)	(221,949)	(184,869)
CASH FLOWS FROM (FOR) FINANCING ACTIVITIES
Intercompany payables (payments) receipts	69,160	208,891	—	—	—	(278,051)	—
Payments for returns of capital	—	—	—	(500,000)	—	500,000	—
Term debt borrowings	—	131,000	—	619,000	—	—	750,000
Note borrowings	—	—	—	500,000	—	—	500,000
Term debt payments	—	(126,619)	(13,854)	(477,377)	—	—	(617,850)
Note payments, including amounts paid for early termination	(304,014)	(211,444)	—	—	—	—	(515,458)
Distributions paid to partners	(196,524)	—	—	—	—	1,768	(194,756)
Payment of debt issuance costs	—	(1,326)	—	(18,483)	—	—	(19,809)
Exercise of limited partnership unit options	—	65	—	—	—	—	65
Tax effect of units involved in treasury unit transactions	—	(4,440)	—	—	—	—	(4,440)
Payments related to tax withholding for equity compensation	—	(4,173)	—	—	—	—	(4,173)
Net cash from (for) financing activities	(431,378)	(8,046)	(13,854)	123,140	—	223,717	(106,421)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	—	—	3,640	—	—	—	3,640
CASH AND CASH EQUIVALENTS
Net increase for the year	—	—	20,195	22,605	799	(70)	43,529
Balance, beginning of year	—	—	65,563	57,825	353	(1,025)	122,716
Balance, end of year	$—	$—	$85,758	$80,430	$1,152	$(1,095)	$166,245
CEDAR FAIR, L.P.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2016
(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Co-Issuer Subsidiary (Millennium)	Guarantor Subsidiaries	Eliminations	Total

NET CASH FROM (FOR) OPERATING ACTIVITIES	$118,833	$(28,315)	$33,918	$189,534	$47,728	$(3,351)	$358,347
CASH FLOWS FOR INVESTING ACTIVITIES
Intercompany receivables (payments) receipts	—	—	—	—	(24,562)	24,562	—
Purchase of identifiable intangible assets	—	—	(29)	(74)	(474)	—	(577)
Capital expenditures	—	—	(7,863)	(129,815)	(22,978)	—	(160,656)
Net cash for investing activities	—	—	(7,892)	(129,889)	(48,014)	24,562	(161,233)
CASH FLOWS FROM (FOR) FINANCING ACTIVITIES
Term debt payments	—	(1,237)	(138)	(4,625)	—	—	(6,000)
Intercompany payables (payments) receipts	(6,332)	30,894	—	—	—	(24,562)	—
Distributions paid to partners	(189,508)	—	—	—	—	2,326	(187,182)
Tax effect of units involved in treasury unit transactions	—	(422)	—	—	—	—	(422)
Payments related to tax withholding for equity compensation	—	(920)	—	—	—	—	(920)
Net cash from (for) financing activities	(195,840)	28,315	(138)	(4,625)	—	(22,236)	(194,524)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	—	—	569	—	—	—	569
CASH AND CASH EQUIVALENTS
Net increase (decrease) for the year	(77,007)	—	26,457	55,020	(286)	(1,025)	3,159
Balance, beginning of year	77,007	—	39,106	2,805	639	—	119,557
Balance, end of year	$—	$—	$65,563	$57,825	$353	$(1,025)	$122,716
CEDAR FAIR, L.P.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2015
(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Co-Issuer Subsidiary (Millennium)	Guarantor Subsidiaries	Eliminations	Total

NET CASH FROM (FOR) OPERATING ACTIVITIES	$89,637	$(1,120)	$38,579	$91,714	$129,287	$(2,147)	$345,950
CASH FLOWS FOR INVESTING ACTIVITIES
Intercompany receivables (payments) receipts	—	—	(3,252)	—	(55,294)	58,546	—
Purchase of preferred equity investment	—	(2,000)	—	—	—	—	(2,000)
Capital expenditures	—	—	(7,663)	(94,443)	(73,759)	—	(175,865)
Net cash for investing activities	—	(2,000)	(10,915)	(94,443)	(129,053)	58,546	(177,865)
CASH FLOWS FROM (FOR) FINANCING ACTIVITIES
Intercompany payables (payments) receipts	82,131	8,060	(31,645)	—	—	(58,546)	—
Distributions paid to partners	(174,761)	—	—	—	—	2,147	(172,614)
Tax effect of units involved in treasury unit transactions	—	(1,589)	—	—	—	—	(1,589)
Payments related to tax withholding for equity compensation	—	(3,733)	—	—	—	—	(3,733)
Net cash from (for) financing activities	(92,630)	2,738	(31,645)	—	—	(56,399)	(177,936)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	—	—	(2,432)	—	—	—	(2,432)
CASH AND CASH EQUIVALENTS
Net increase (decrease) for the year	(2,993)	(382)	(6,413)	(2,729)	234	—	(12,283)
Balance, beginning of year	80,000	382	45,519	5,534	405	—	131,840
Balance, end of year	$77,007	$—	$39,106	$2,805	$639	$—	$119,557